The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                             Excel Performance VUL
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                            Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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Alger Capital Appreciation Portfolio, Class I-2                        Long-term capital appreciation.
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                   American Century Investments                                 American Century Investment Management, Inc.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio -                        Current income.
Ameritas Investment Partners, Inc. ("AIP")
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Calvert VP Investment Grade Bond Index Portfolio - AIP                 Index:  Barclays Capital Aggregate Bond Index.
(named Calvert VP Barclays Capital Aggregate Bond Index
Portfolio prior to April 30, 2013)
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Calvert VP NASDAQ 100 Index Portfolio - AIP                            Index:  NASDAQ 100(R) Index.
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Calvert VP Natural Resources Portfolio - AIP                           Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I -           Index:  Russell 2000 Index.
AIP
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Calvert VP S&P 500 Index Portfolio ** - AIP                            Index:  S&P 500 Index.
(includes assets merged from Calvert VP SRI Strategic
Portfolio as of April 30, 2013)
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                    Calvert Variable Series, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP Income Portfolio - No Subadviser                            Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No
Subadviser
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
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                       DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                      DWS Variable Series II                                   Deutsche Investment Management Americas Inc.
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DWS Global Growth VIP Portfolio, Class A - (named DWS                  Long-term capital growth.
Global Thematic VIP Portfolio prior to May 1, 2013)
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DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C.  (named DWS Dreman
Small Mid Cap Value VIP Portfolio prior to May 1, 2013)
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              Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,4             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,4             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP High Income Portfolio, Initial Class 2,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 2,4                   Long-term growth.
---------------------------------------------------------------------  -------------------------------------------------------------

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                              FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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Fidelity(R) VIP Overseas Portfolio, Initial Class 2,4                  Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
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                          Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.;
          (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
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         Franklin Templeton Variable Insurance Products Trust                            Franklin Advisers, Inc.
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Franklin Income Securities Fund, Class 2  - Templeton                  Income.
Investment Counsel LLC
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                    ALPS Variable Investors Trust                                           ALPS Advisors, Inc.
            (Financial Investors Variable Insurance Trust
                       prior to April 30, 2013)
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -           Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson")
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -             Capital appreciation.
Ibbotson
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Ibbotson Income and Growth ETF Asset Allocation Portfolio,             Current income and capital appreciation.
Class II - Ibbotson
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                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited
---------------------------------------------------------------------  -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I. Small Cap Equity Fund, Series I                           Long-term growth of capital.
---------------------------------------------------------------------  -------------------------------------------------------------
              Ivy Funds Variable Insurance Portfolios                          Waddell & Reed Investment Management Company
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Ivy Funds VIP Science and Technology                                   To seek to provide growth of capital.
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                 MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                              Seeks total return.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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MFS(R) Value Series, Initial Class                                     Seeks capital appreciation.
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             Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I -                     Long-term capital growth; current income is secondary.
Neuberger Berman LLC
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                Capital growth.
Class I - Neuberger Berman LLC
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                 Oppenheimer Variable Account Funds                                 OFI Global Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Global Fund/VA, Non-Service Shares -                       The Fund seeks capital appreciation.
OppenheimerFunds, Inc. (Oppenheimer Global Securities
Fund/VA prior to April 30, 2013)
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                  PIMCO Variable Insurance Trust                                Pacific Investment Management Company LLC
---------------------------------------------------------------------  -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
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T. Rowe Price Equity Income Portfolio-II                               Seeks substantial dividend income and long-term growth of
                                                                       capital.
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               Third Avenue Variable Series Trust                                      Third Avenue Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  -------------------------------------------------------------
              The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan                Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan Stanley               growth oriented equity securities of issuers in emerging
Investment Management Limited                                          market countries.
---------------------------------------------------------------------  -------------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Union Central Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

            If you do not have a current prospectus, please contact
                     Union Central Life at 1-800-319-6902.